Leases (Details) $ in Thousands	Mar. 31, 2015 USD ($)
Principal Repayment
2016	$ 23
2017	23
2018	20
2019	2
Total	68
Interest Payment
2016	2
2017	1
2018	1
2019	0
Total	4
Total Obligations
2016	25
2017	24
2018	21
2019	2
Total	$ 72